PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Components of Expense, Domestic Plans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States Pension Plan of US Entity, Defined Benefit [Member]
Components of expense:
Defined benefit plan, interest cost	$ 1,928	$ 1,951	$ 1,775
Expected return on plan assets	(2,412)	(2,494)	(2,092)
Recognized net actuarial loss	792		504
Net periodic (benefit)/cost	308	(543)	187
Other Benefits [Member]
Components of expense:
Defined benefit plan, service cost	137	89	118
Defined benefit plan, interest cost	191	193	178
Amortization of prior-service costs	(316)	(316)	(333)
Amortization of transition obligation		7	7
Recognized net actuarial loss	157	129	171
Gain due to curtailment		(42)
Net periodic (benefit)/cost	$ 169	$ 60	$ 141